Convertible Note Payable (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 31, 2012
Principal	$ 669,335
Interest	23,781
Repayment	(47,885)
Beneficial conversion feature	(188,140)
Accretion expense	33,495
Effect of foreign exchange	(13,872)
Note payable	$ 476,614	$ 0